POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
POST-EMPLOYMENT BENEFITS
Schedule of reconciliation of the net defined benefit liability

In € thousand	2024	2023	2022
Net defined liability at January 1	894	887	1,173
Defined benefit income recognized in consolidated statement of profit or loss	36	33	14
Defined benefit cost recognized in other comprehensive income	44	(25)	(300)
Reclassification of other liabilities	4	—	—
Net defined liability at December 31	978	894	887

Schedule of reconciliation of the amount recognized in the combined statement of financial position

In € thousand	2024	2023	2022
Employee benefit obligations recognized as of January 1	894	887	1,173
Actuarial adjustments	44	(26)	(300)
thereof: experience adjustments	(2)	(2)	2
thereof: adjustments for financial assumptions	46	(24)	(302)
Interest expense	36	33	14
Reclassification of other liabilities	4	—	—
Employee benefit obligations recognized as of December 31	978	894	887

Schedule of expense recognized in the consolidated statements of profit and loss and other comprehensive income

In € thousand	2024	2023	2022
Actuarial gains (-) / losses (+) deriving from changes in financial assumptions	46	(24)	(302)
Actuarial gains (-) / losses (+) deriving from experience adjustments	(2)	(2)	2
Included in other comprehensive income	44	(26)	(300)
Interest income	36	33	14
Included in the consolidated statements of profit or loss	36	33	14
Total included in the consolidated statements of profit or loss and other comprehensive income (loss)	80	7	(286)

Schedule of principal actuarial assumptions

	12/31/2024	12/31/2023
Discount rate	3.5%	4.0%

Schedule of sensitivity analysis for actuarial assumptions

	12/31/2024	12/31/2023
Discount rate (+0.25%)	3.8%	4.3%
Present value of the post-employment benefit obligations (in € thousand)	951	872
Discount rate (-0.25%)	3.3%	3.8%
Present value of the post-employment benefit obligations (in € thousand)	998	918